RlGHT-OF-USE ASSETS	3 Months Ended
Mar. 31, 2026
RlGHT-OF-USE ASSETS

8.	RlGHT-OF-USE ASSETS

The Company’s right-of-use assets and their carrying amounts are detailed as follows:

	2026-03-31	2025-12-31
	$	$
Gross carrying amount
Opening balance	1,170,206	815,051
Addition	—	258,150
Current translation effects	6,099	97,005
Closing balance	1,176,305	1,170,206

Depreciation and impairment
Opening balance	780,799	588,408
Depreciation	52,941	185,658
Current translation effects	423	6,733
Closing balance	834,163	780,799
Carrying amount	342,142	389,407